Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
16.	LEASES
The Group’s operating leases mainly related to IDC facilities, land, and office facilities. For leases with terms greater than 12 months, the Group records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2024, finance leases were insignificant.
As of December 31, 2023 and 2024, the Group’s operating leases had a weighted average remaining lease term of 13.6 years and 12.7 years, respectively. As of December 31, 2023 and 2024, the Group’s operating leases had a weighted average discount rate of 4.07% and 3.74%, respectively.

Operating lease costs were RMB3.5 billion, RMB3.5 billion and RMB3.8 billion (US$523 million) for the years ended December 31, 2022, 2023 and 2024, respectively, which excluded short-term lease costs. Short-term lease costs were RMB424 million, RMB547 million and RMB397 million (US$54 million) for the years ended December 31, 2022, 2023 and 2024, respectively. Variable lease cost was immaterial for the years ended December 31, 2022, 2023 and 2024. For the years ended December 31, 2022, 2023 and 2024, no lease costs for operating or finance leases were capitalized.
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,463	3,683	505
ROU assets obtained in exchange for operating lease liabilities	3,938	3,869	530
Future lease payments under operating leases as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2025	3,373	462
2026	2,575	353
2027	1,733	237
2028	762	104
2029	144	20
Thereafter	244	33

Total future lease payments	8,831	1,209
Less: Imputed interest	555	75

Total lease liability balance	8,276	1,134

As of December 31, 2024, additional operating leases that have not yet
commenced were immaterial.